Consolidated statement of comprehensive income - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Statement of comprehensive income [abstract]
Profit after tax from continuing operations	£ 2,714	£ 2,183	£ 1,304
Profit after tax from discontinued operations	5,083	171	337
Items from continuing operations that will never be reclassified to profit or loss:
Remeasurement (losses)/gains on pension assets and post-retirement benefit obligations	(1,362)	2,172	1,658
Net gains on equity instruments designated at fair value through other comprehensive income	0	12	46
Net gains/(losses) in respect of cash flow hedging of capital expenditure	10	(1)	(12)
Tax on items that will never be reclassified to profit or loss	341	(496)	(472)
Total items from continuing operations that will never be reclassified to profit or loss	(1,011)	1,687	1,220
Items from continuing operations that may be reclassified subsequently to profit or loss:
Retranslation of net assets offset by net investment hedge	883	630	(1,347)
Exchange differences reclassified to the consolidated income statement on disposal	(170)	0	0
Net (losses)/gains in respect of cash flow hedges	0	(57)	67
Net (losses)/gains in respect of cost of hedging	(16)	1	20
Net (losses)/gains on investment in debt instruments measured at fair value through other comprehensive income	(25)	(11)	80
Share of other comprehensive income of associates, net of tax	1	1	1
Tax on items that may be reclassified subsequently to profit or loss	11	15	(8)
Total items from continuing operations that may be reclassified subsequently to profit or loss	684	579	(1,187)
Other comprehensive (loss)/income for the year, net of tax from continuing operations	(327)	2,266	33
Other comprehensive (loss)/income for the year, net of tax from discontinued operations	(227)	211	(216)
Other comprehensive (loss)/income for the year, net of tax	(554)	2,477	(183)
Total comprehensive income for the year from continuing operations	2,387	4,449	1,337
Total comprehensive income for the year from discontinued operations	4,856	382	121
Total comprehensive income/(loss) for the year	7,243	4,831	1,458
Attributable to:
Equity shareholders of the parent from continuing operations	2,386	4,447	1,338
Equity shareholders of the parent from discontinued operations	4,856	382	121
Equity shareholders of the parent	7,242	4,829	1,459
Non-controlling interests	£ 1	£ 2	£ (1)